Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 144,499	$ 1,917	₨ 158,529		₨ 44,925
Bank overdrafts	(395)		(4)		(3,999)
Total	₨ 144,104	$ 1,912	₨ 158,525	$ 2,103	₨ 40,926	₨ 50,718